Double Vision Acquisition (Tables)	6 Months Ended
Mar. 31, 2015
Double Vision Acquisition [Abstract]
Summary of assets acquired and liabilities assumed on the acquisition
Cash and cash equivalents	$10,102
Accounts receivable	43,574
Note receivable	10,000
Machinery and equipment	21,764
Software development costs	260,524
Security deposit	6,150
Goodwill	3,482,884
Accounts payable	(154,998)
Total purchase price	$3,680,000

Summary of the fair value of identifiable intangible assets acquired
Software development costs	$260,524
Total intangible assets acquired, excluding goodwill	$260,524

Summary of pro forma information
Net revenue	$10,681,740
Net loss	(4,046,089)
Net loss per share	(0.03)
Net loss per share-diluted	(0.03)